787 Seventh Avenue
New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 14, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund, each a series of BlackRock Variable Series Funds, Inc. (File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated August 3, 2015, to the Prospectuses dated May 1, 2015 for BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund (collectively, the “Funds”). The purpose of the filing is to submit the 497(e) filing dated August 3, 2015 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8138.

Very truly yours,

/s/ Elliot Gluck
Elliot Gluck

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC